BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2024

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets
FIXED INCOME:
CORPORATE BONDS:
FIRST CITIZENS		5.800%	12/31/2049	$250,000	$252,400	$254,155
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	563,040	568,947
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	250,000	250,000	248,750
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	199,320	227,468
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,599,171	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	524,685	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,331,430	-
				7,836,000	4,720,046	1,299,320	3.23%

GOVERNMENT BONDS:
US TREASURY BILL		5.515%	10/3/2024	500,000	495,376	495,465
US TREASURY BILL		5.515%	10/3/2024	500,000	495,376	495,465
US TREASURY BILL		5.000%	10/31/2025	500,000	499,916	502,245
US TREASURY BILL		4.625%	10/15/2026	500,000	497,626	504,180
US TREASURY BILL		4.875%	10/31/2028	500,000	501,711	517,560
				2,500,000	2,490,005	2,514,915	6.25%

TOTAL INVESTMENTS IN FIXED INCOME				$10,336,000	$7,210,051	$3,814,235	9.48%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets
MUTUAL FUNDS:

BOND MUTUAL FUNDS:

MFC BLACKROCK TAXABLE MUNICIPAL BOND TRUST		67,658	$1,097,844	$1,152,892
TOTAL BOND MUTUAL FUNDS			1,097,844	1,152,892	2.86%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
ADVISORS SER TR PZENA EMG MK INS		27,010	273,570	346,267
			273,570	346,267	0.86%

SPECIALTY FUNDS
Precious Metals
ISHARES SILVER TRUST	[3]	1,252	21,040	33,040
SPDR GOLD SHARES	[3]	260	25,315	58,903
VANECK VECTORS GOLD MINERS		571	16,168	21,658
			62,523	113,601	0.28%

TOTAL STOCK MUTUAL FUNDS			336,093	459,868	1.14%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$1,433,937	$1,612,760	4.01%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

			Market	Percent of
Company Name		Cost	Value	Net Assets
OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	[2,3,6]	$733,155	$949,163
ELLIOTT ASSOCIATES LP CL B	[2,3]	996,415	6,618,971
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	3,426,790
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	350,000	2,488,627
INFINITY PREMIER FUND, LP	[2,3]	250,000	1,332,502
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	2,342,218	3,803,060
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	-	11,294
OLD WELL EMERGING MARKETS FUND	[2,3]	525,205	476,765
OLD WELL EMERGING SPECIAL OPPORTUNITIES FUND	[2,3]	113,322	55,163
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	125,000	688,915
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	[2,3]	2,242,592	2,246,746
TOTAL LIMITED PARTNERSHIPS		10,043,030	22,097,996	54.90%

TOTAL OTHER INVESTMENTS		$10,043,030	$22,097,996	54.90%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	238	BCE INC COM	$10,963	$8,028
	63	SK TELECOM LTD SPONSORED A	1,262	1,413
	377	TELEFONICA S A SPONSORED A	60	1,711
			12,285	11,152	0.03%

Media and Entertainment	740	ALPHABET INC CAP STK CL C	47,706	128,131
	5,100	PARAMOUNT GLOBAL	172,761	153,051
			220,467	281,182	0.70%

Interactive Home Entertainment	32,322	NINTENDO LTD ADR	348,971	450,472
			348,971	450,472	1.12%

TOTAL COMMUNICATION SERVICES			581,723	742,806	1.85%

CONSUMER STAPLES
Discount Stores	2,100	DOLLAR GEN CORP NEW COM	288,020	252,819
			288,020	252,819	0.63%

Food & Staples Retailing	131	KROGER CO COM	4,133	7,139
	228	WAL-MART STORES INC COM	10,261	15,650
			14,394	22,789	0.06%

Food, Beverage & Tobacco	104	COCA COLA CO COM	4,970	6,941
	1,719	COCA COLA FEMSA S A B SPON	97,294	155,449
	78	CONSTELLATION BRANDS CL A	7,076	19,122
	22,726	DANONE SPONSORED ADR	261,532	295,893
	100	GENERAL MILLS INC COM	7,617	6,714
	11,246	PHILIP MORRIS INTL COM	1,060,413	1,295,089
			1,438,902	1,779,208	4.42%

Household & Personal Products	126	KIMBERLY CLARK CORP COM	17,492	17,016
	11	PROCTER & GAMBLE CO COM	737	1,769
			18,229	18,785	0.05%

Materials	3,248	BALL CORP COM	178,871	207,320
			178,871	207,320	0.52%

TOTAL CONSUMER STAPLES			1,938,416	2,280,921	5.67%

ENERGY
Energy	250	CHENIERE ENERGY, INC.	42,466	45,660
	1,200	CVR ENERGY, INC.	43,491	34,320
	1,500	FREEHOLD ROYALTIES, LTD	19,007	15,390
	2,000	FLEX LNG LTD.	62,848	53,800
	473	SUNOCO INC COM	13,246	25,977
			181,058	175,147	0.44%

Pipelines	181	DELEK LOGISTICS PARTNERS LP	5,334	7,459
	630	ENBRIDGE INC	18,339	23,575
	329	ENERGY TRANSFER OPERATING, L.P.	3,369	5,353
			27,042	36,387	0.09%

TOTAL ENERGY			208,100	211,534	0.53%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

FINANCIALS
Banks	263	BANK OF AMERICA CORP COM	6,063	10,602
	1	SVB FINANCIAL GROUP COM	340	-
			6,403	10,602	0.03%

Diversified Financials	1,312	ALLIANCE BERNSTEIN HLDG UN	54,060	46,300
	179	BERKSHIRE HATHAWAY INC CL B	36,098	78,492
	756	BLACKSTONE GROUP LP COM	24,342	107,465
	420	CARLYLE GROUP LP COM	9,160	20,891
	36	CME GROUP	5,993	6,974
	263	COMPASS DIVERSIFIED HOLDINGS	3,600	6,328
	918	GOLUB CAPITAL BDC INC COM	-	14,027
	51	INTERNCONTINENTAL EXCHANGE COM	3,817	7,729
	52	MORGAN STANLEY COM NEW	2,956	5,367
	3,300	PAYPAL HLDGS INC COM	217,433	217,074
	2,895	THE CHARLES SCHWAB CORPORATION	195,542	188,725
			553,001	699,372	1.74%

Insurance	79	AON PLC SHS CL A	6,409	25,952
	263	OLD REP INTL CORP COM	4,433	9,105
	129	TRAVELERS COMPANIES COM	10,711	27,921
	263	ZURICH INS GROUP LTD SPONS ARD	6,984	14,437
			28,537	77,415	0.19%

TOTAL FINANCIALS			587,941	787,389	1.96%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

HEALTH CARE
Health Care Equipment & Services	18,497	BAXTER INTL INC COM	695,100	662,563
	157	DAVITA HEALTHCARE PART COM	12,098	21,449
	23,401	FRESENIUS MED CARE AG SPONSORED ADR	457,217	451,405
	365	HOLOGIC INC COM	18,730	29,788
	48	LABORATORY CORP AMER HLDGS	5,942	10,341
	331	MCKESSON CORP COM	143,213	204,234
	206	QUEST DIAGNOSTICS INC COM	24,052	29,314
	24	STRYKER CORP	4,486	7,858
			1,360,838	1,416,952	3.52%

Pharmaceuticals & Biotechnology	180	ABBVIE INC	14,611	33,358
	524	ASTRAZENECA PLC SPONSORED	13,125	41,475
	79	BRISTOL MYERS SQUIBB CO CO	4,564	3,757
	135	ELI LILLY & CO COM	5,947	108,576
	48	FORTREA HOLDINGS INC.	980	1,324
	20	IQVIA HOLDINGS INC COM	1,982	4,925
	79	MERCK & CO INC COM	5,654	8,937
	200	PFIZER INC COM	7,864	6,108
			54,727	208,460	0.52%

TOTAL HEALTH CARE			1,415,565	1,625,412	4.04%

INDUSTRIALS
Capital Goods	208	ABB LTD SPONSORED ADR	5,057	11,527
			5,057	11,527	0.03%

Commercial Services & Supplies	5,000	RENTOKIL INITIAL PLC	157,390.00	155,000.00
	24	WASTE MGMT INC DEL COM	835	4,864
			158,225	159,864	0.40%

Transportation	313	FORTRESS TRANS INFRST COM	4,997	34,884
	313	FTAI INFRASTRUCTURE INC.	-	3,227
			4,997	38,111	0.09%

TOTAL INDUSTRIALS			168,279	209,502	0.52%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

INFORMATION TECHNOLOGY

Hardware & Equipment	535	CISCO SYSTEMS INC	20,733	25,921
	498	CORNING INC COM	10,201	19,925
			30,934	45,846	0.11%

Software & Services	61	MICROSOFT CORP COM	8,924	25,519
	238	ORACLE CORP COM	15,727	33,189
			24,651	58,708	0.15%

Technology Hardware & Equipment	629	APPLE INC COM	44,179	139,688
	2,470	INTEL CORP COM	101,920	75,928
	102	NETAPP INC COM	5,350	12,952
	140	SEAGATE TECHNOLOGY SHS	5,333	14,304
			156,782	242,872	0.60%

Technology	626	EPAM SYSTEMS, INC.	157,090	134,671
	5,184	FISERV INC COM	584,344	847,947
	5,505	FIDELITY NATIONAL INFORMATION SERVICES	333,442	422,949
			1,074,876	1,405,567	3.49%

TOTAL INFORMATION TECHNOLOGY			1,287,243	1,752,993	4.36%

MATERIALS	23,767	AVANTOR, INC.	490,490.00	635,767.00
	500	BHP GROUP LIMITED	27,434	27,765
	158	CHEMOURS CO COM	2,551	3,819
	400	CVR PARTNERS, LP	50,841	31,340
	104	DOW CHEM CO COM	5,163	5,665
	20	MITSUI & CO LTD SPONSORED	3,643	9,385
	500	RIO TINTO GROUP	30,368	32,580
	600	SOCIEDAD QUIMICA MINER SPON ADR	49,514	22,836
TOTAL MATERIALS			660,004	769,157	1.91%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets
COMMON STOCKS:

REAL ESTATE
Real Estate	101	DIGITAL RLTY TR INC COM	11,872	15,098
	630	EASTERLY GOVT PPTYS COM	12,410	8,776
	524	HANNON ARMSTRONG SUST COM	8,023	17,171
	840	IRON MTN INC NEW COM	34,076	86,150
	789	MEDICAL PPTYS TR INC COM	10,742	3,795
	1	NET LEASE OFFICE PROPERTIES	-	30
	104	OMEGA HEALTHCARE INVS COM	3,026	3,786
	22	W P CAREY & CO LLC COM	1,405	1,272
			81,554	136,078	0.34%

TOTAL REAL ESTATE			81,554	136,078	0.34%

UTILITIES	100	AMERICAN STS WTR CO COM	8,027	8,253
	339	DOMINION RES INC VA COM	17,456	18,123
	174	DUKE ENERGY CORP COM	15,663	19,013
	51	ENTERGY CORP NEW COM	3,539	5,915
	180	NEXTERA ENERGY INC COM	13,503	13,750
	262	SOUTHERN CO COM	11,431	21,882
	116	WEC ENERGY GROUP INC COM	4,622	9,983
TOTAL UTILITIES			74,241	96,919	0.24%

RIGHTS ATTACHED TO COMMON STOCKS
	725	OCCIDENTAL PETROLEUM CORP COM	-	28,239
			-	28,239	0.07%

TOTAL INVESTMENTS IN COMMON STOCKS			$7,003,066	$8,640,950	21.47%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-	$-	$-	0.00%

TOTAL INVESTMENTS IN OPTIONS		$-	$-	0.00%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
July 31, 2024

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets
PREFERRED STOCKS:
COMPASS DIV HOLDINGS FIXED FLTG RAT CUM PFD	[4,5]	7.875%	N/A	4,000	$93,349	$100,360

TOTAL INVESTMENTS IN PREFERRED STOCKS					$93,349	$100,360	0.25%

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited) (Concluded)
July 31, 2024

			Market	Percent of
	Company Name	Cost	Value	Net Assets
Short-term Investments	MFB NI Treasury Money Market Fund	$3,654,092	$3,654,092	9.08%

TOTAL INVESTMENTS - MARKET VALUE			39,920,393	99.18%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			330,570	0.82%

TOTAL NET ASSETS			$40,250,963	100.00%

1In default
[2]Market value ratified by the Company's Board of Directors per policy.
[3]Non-income producing security
[4]Perpetual security. Maturity date is not applicable.
[5]Variable rate security. The rate shown is the coupon as of the end of the reporting period.
[6]Affiliate Investment

See accompanying notes to financial statements.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2024

				Percent
	Contracts		Market	of Net
Company Name	Held	Cost	Value	Assets
CALL OPTIONS:
None	-	$-	$-
TOTAL CALL OPTIONS - LIABILITIES		-	-	0.00%

PUT OPTIONS:
None	-	-	-
TOTAL PUT OPTIONS - LIABILITIES		-	-	0.00%

TOTAL CALL AND PUT OPTIONS - LIABILITIES		$-	$-	0.00%

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2024

1.    ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.     SIGNIFICANT ACCOUNTING POLICIES

A. Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”). The Company also follows the accounting and reporting guidance applicable to investment companies in ASC Topic 946, Financial Services – Investment Companies.

B. Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges or based on inputs other than quoted prices on national securities exchanges.. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

Pursuant to ASC Topic 820, Fair Value Measurement, the Fund may elect to use net asset value per share or its equivalent (“NAV”) as a practical expedient to measure the Company’s interest in certain pooled investment companies at fair value, unless it is probable that the investment will be sold at a value different from its NAV. However, in order for the Company to use this methodology, the investment company must calculate NAV in a manner consistent with the measurement principles established by ASC Topic 820. The Company is using the practical expedient.

C. Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2024

D. Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E. Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax-exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2019 and thereafter are subject to possible future examinations by tax authorities.

F. Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G. Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2024

I. Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2024

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of July 31, 2024.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,814,235	$-	$-	$3,814,235
Bond Mutual Funds	1,152,892	-	-	1,152,892
Stock Mutual Funds	459,868	-	-	459,868
Common Stocks – Publicly Traded	8,640,950	-	-	8,640,950
Preferred Stocks – Publicly Traded	100,360	-	-	100,360
Cash and Cash Equivalents	3,654,092	-	-	3,654,092
Limited Partnerships – Measured at NAV (1)	-	-	-	22,097,996
Total Investments	$17,822,397	$-	$-	$39,920,393

(1)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.     UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2024, were as follows:

Gross appreciation (excess of value over tax cost)	$14,290,943
Gross depreciation (excess of tax cost over value)	(3,808,078)
Net unrealized appreciation	$10,482,865
Cost of investments for income tax purposes	$29,437,528

4.     OPTIONS WRITTEN

The Company did not have any cash or securities pledged as collateral for written options and there were no outstanding written options at July 31, 2024.

5.     IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,455,286 and have been assigned no value at July 31, 2024.